Annual Fund Operating Expenses - HAWAII MUNICIPAL BOND FUND	May 01, 2026
Class A
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class A | CLASS A SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.43%
Other Expenses (as a percentage of Assets):	0.63%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.43%)	[1]
Net Expenses (as a percentage of Assets)	0.80%
Class I
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class I | CLASS I SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.43%
Other Expenses (as a percentage of Assets):	0.63%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.43%)	[2]
Net Expenses (as a percentage of Assets)	0.55%

[1]	Bishop Street Capital Management, LLC (Adviser) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses for Class A Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, excluded expenses)) from exceeding 0.80% of the Fund’s average daily net assets through April 30, 2027 (Contractual Expense Limitation). In addition, the Board of Trustees (Board) of Bishop Street Funds (Trust) may permit the Adviser to receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation: (i) at the time of the fee waiver and/or expense reimbursement; and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2027.
[2]	Bishop Street Capital Management, LLC (Adviser) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses for Class I Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, excluded expenses)) from exceeding 0.55% of the Fund’s average daily net assets through April 30, 2027 (Contractual Expense Limitation). In addition, the Board of Trustees (Board) of Bishop Street Funds (Trust) may permit the Adviser to receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation: (i) at the time of the fee waiver and/or expense reimbursement; and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2027.